Cover	9 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	ALTITUDE INTERNATIONAL HOLDINGS, INC.
Entity Central Index Key	0001664127
Entity Tax Identification Number	13-3778988
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	4500 SE Pine Valley Street
Entity Address, City or Town	Port Saint Lucie
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34952
City Area Code	772
Local Phone Number	323-0625
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Lucosky Brookman LLP
Entity Address, Address Line Two	101 Wood Avenue South
Entity Address, City or Town	Woodbridge
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08830
City Area Code	(732)
Local Phone Number	395-4400
Contact Personnel Name	Joseph Lucosky, Esq.